Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Consolidated total assets	$ 5,718,620	$ 5,744,166
Operating Segments [Member] | FPSO Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	2,672,100	2,717,193
Operating Segments [Member] | Shuttle Tankers [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	1,673,348	1,732,769
Operating Segments [Member] | FSO Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	407,634	281,776
Operating Segments [Member] | UMS Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	213,829	267,935
Operating Segments [Member] | Towage segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	382,973	309,009
Operating Segments [Member] | Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	4,818	63,900
Non-Segment [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents and restricted cash	342,287	318,993
Other assets	$ 21,631	$ 52,591